Related party transactions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related party transactions
Salaries, benefits, bonuses and consulting fees	$ 1,395,096	$ 1,839,441	$ 2,075,893
Share-based payments	1,980,732	1,345,952	6,881,641
Key management personnel compensation	$ 3,375,828	$ 3,185,393	$ 8,957,534